QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-8255
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD FUNDS, INC.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                          Steven M. Felsenstein, Esq.
                             Greenberg Traurig, LLP
                               2001 Market Street
                         Two Commerce Square, Suite 2700
                        Philadelphia, Pennsylvania 19103
     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 527-9525
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 09/30
                       -------------------------------

                      Date of reporting period: 06/30/05
                      -----------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.



The World Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
-----------------------------------------------------------------------


CONTENTS:


Dividend Capital Realty Income Fund

                      DIVIDEND CAPITAL REALTY INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2005
                                   (Unaudited)

Number
  of                                                         Market
shares          Security Description                         Value
-------         ----------------------------------------     --------

                COMMON STOCK                    45.11%


                APARTMENTS:                      3.85%

 10,800         ARCHSTONE SMITH TRUST                           417,096
  3,700         AVALONBAY COMMUNITIES                           298,960
  3,600         ESSEX PROPERTY TRUST INC.                       299,016
  8,300         POST PROPERTIES                                 299,713
                                                             ----------
                                                              1,314,785
                                                             ----------

               HEALTHCARE:                      0.88%

 10,000        VENTAS INC.                                      302,000
                                                             ----------

               HOTELS:                          6.10%

 44,500        FELCOR LODING TRUST                              644,360
 36,600        HOST MARRIOTT CORPORATION                        640,500
 10,900        STRATEGIC HOTEL CAPITAL, INC.                    196,200
 24,800        SUNSTONE HOTEL                                   601,648
                                                             ----------
                                                              2,082,708
                                                             ----------

               INDUSTRIAL:                      3.04%

 15,000        FIRST POTOMAC REALTY                             372,000
 16,500        PROLOGIS                                         663,960
                                                             ----------
                                                              1,035,960
                                                             ----------

               OFFICE/SUBURBAN:                 3.98%

 34,700        BIOMED REALTY TRUST INC.                         827,595
 11,200        KILROY REALTY CORP.                              531,888
                                                             ----------
                                                              1,359,483
                                                             ----------

                OFFICE/CENTRAL BUSINESS DISTRICT: 4.12%

 11,600         BOSTON PROPERTIES INC.                          812,000
  9,200         SLGREEN REALTY CORP.                            593,400
                                                             ----------
                                                              1,405,400
                                                             ----------

                OTHER REAL ESTATE COMPANIES:     5.82%

 22,800         BROOKFIELD PROPERTIES                           656,640
 26,900         GLOBAL SIGNAL INC.                            1,012,785
  3,900         THE ST. JOE COMPANY                             318,006
                                                             ----------
                                                              1,987,431
                                                             ----------

                REALTY/DIVERSIFIED:              2.19%

  9,300         VORNADO REALTY TRUST                            747,720
                                                             ----------

                REGIONAL MALLS:                  7.74%

 29,900         CBL & ASSOCIATES PROPERTIES                   1,287,793
 21,200         GENERAL GROWTH                                  871,108
  7,200         MACERICH CO.                                    482,760
                                                             ----------
                                                              2,641,661
                                                             ----------

                SELF STORAGE:                    2.22%

 12,000         PUBLIC STORAGE                                  759,000
                                                             ----------

                SHOPPING CENTER:                 5.16%

  7,800         DEVELOPERS DIVERSIFIED                          358,488
  8,000         FEDERAL REALTY INVESTMENT TRUST                 472,000
 11,000         INLAND REAL ESTATE                              176,880
 50,300         KITE REALTY GROUP                               754,500
                                                             ----------
                                                              1,761,868
                                                             ----------

                TOTAL COMMON STOCKS                          15,398,016
                                                           ------------

                PREFERRED STOCK:               53.49%

                APARTMENTS:                     9.03%

26,200          APARTMENT INVESTMENT &
                  MANAGEMENT CO. SERIES G                       696,920
 5,600          APARTMENT INVESTMENT &
                  MANAGEMENT CO. SERIES Q                       145,488
19,000          APARTMENT INVESTMENT &
                  MANAGEMENT CO. SERIES R                       496,850
14,800          APARTMENT INVESTMENT &
                  MANAGEMENT CO. SERIES U                       371,480
26,400          APARTMENT INVESTMENT &
                  MANAGEMENT CO. SERIES V                       670,560
18,900          ASSOCIATED ESTATES
                  REALTY CORP. SERIES B                         495,180
 7,900          MID-AMERICAN , SERIES H                         205,400
                                                            ------------
                                                              3,081,878
                                                            ------------

                HOTELS:                         13.73%

21,000          ASHFORD HOSPITALITY, SERIES A                   546,000
27,900          BOYKIN LODGING COMPANY, SERIES A                774,225
10,000          EAGLE HOSPITALITY, SERIES A                     257,000
19,000          EQUITY INNS INC., SERIES B                      496,850
20,700          FELCOR LODGING TRUST INC., SERIES C             507,771
 4,800          INNKEEPERS USA, TRUST, SERIES C                 122,736
21,100          LASALLE HOTEL PROPERTIES, SERIES A              563,792
13,300          SUNSTONE HOTEL, SERIES A                        342,475
25,300          WESTCOAST HOSPITALITY COMPANY, SERIES A         672,980
15,800          WINSTON HOTELS INC, SERIES B                    402,110
                                                            ------------
                                                              4,685,939
                                                            ------------

                MANUFACTURING:                  0.79%

10,600          AFFORDABLE RESIDENTIAL COMMUNITIES INC.
                  SERIES A                                      268,180
                                                           ------------


                MORTGAGE:                     21.08%

  33,600         ACCREDITED HOME, SERIES A                      887,712
  25,500         AMERICAN HOTEL MORTGAGE
                   INVESTMENT CORP, SERIES A                    717,570
  20,400         AMERICAN HOTEL MORTGAGE
                  INVESTMENT CORP, SERIES B                     541,212
  16,400         ANNALLY MORTGAGE, SERIES A                     414,920
  28,000         ANWORTH MORTGAGE ASSET CORP., SERIES A         715,400
  16,500         IMPAC MORTGAGE HOLDINGS INC., SERIES B         424,875
  39,200         IMPAC MORTGAGE HOLDINGS INC., SERIES C         994,112
  16,800         MFA MORTGAGE INVESTMENT, SERIES A              436,800
  23,900         NEW CENTURY, SERIES A                          604,670
  26,800         NEWCASTLE INVESTMENT CORP., SERIES B           720,920
  20,100         NOVASTAR FINANCIAL INC., SERIES C              515,565
   8,600         RAIT INVESTMENT TRUST, SERIES A                222,052
                                                              ---------
                                                              7,195,808
                                                              ---------

                 NET LEASE:                     4.15%

  21,300         ENTERTAINMENT PROPERTIES TRUST, SERIES A       575,313
  27,000         ENTERTAINMENT PROPERTIES TRUST, SERIES B       684,720
   6,500         TRUSTSTREET, SERIES A                          154,960
                                                              ---------
                                                              1,414,993
                                                              ---------

                OFFICE/SUBURBAN:               2.06%

   2,500         ALEXANDRIA REAL ESTATE EQUITIES INC,
                   SERIES C                                      65,975
   5,200         BEDFORD PROPERTY INVESTORS INC,
                   SERIES B                                     130,575
  14,500         DIGITAL REALTY, SERIES A                       374,535
   2,450         PRIME GROUP, SERIES B                           65,660
   2,600         PS BUSINESS PK , SERIES D                       67,938
                                                              ---------
                                                                704,683
                                                              ---------

                 REALTY/DIVERSIFIED:            2.03%

  14,500         CRESCENT REAL ESTATE EQUITES CO., SERIES B     387,730
  12,400         COLONIAL PROPERTIES, SERIES E                  303,800
                                                              ---------
                                                                691,530
                                                              ---------

                 REGIONAL MALLS:               0.62%

   8,300         THE MILLS CORPORATION, SERIES G                213,310
                                                              ---------


                TOTAL PREFERRED STOCKS                       18,256,321
                                                             ----------


                Total Securities              98.60%         33,654,337
                Cash and Cash Equivalents      1.40%            479,011
                                             -------        -----------
                TOTAL INVESTMENTS            100.00%        $34,133,348
                                             =======        ===========

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: August 29, 2005
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: August 29, 2005
      ------------------------------------


By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Financial Officer

Date: August 29, 2005
      ------------------------------------